Distribution Date:	03/17/26	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6
Determination Date:	03/11/26
Next Distribution Date:	04/17/26
Record Date:	02/27/26	Commercial Mortgage Pass-Through Certificates
Series 2012-C6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Additional Information	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, Inc.
Bond / Collateral Reconciliation - Balances	8		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Current Mortgage Loan and Property Stratification	9-13				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14
		Trust Advisor	Situs Holdings, LLC
Mortgage Loan Detail (Part 2)	15
			Attention: Stacey Ciarlanti		SSNotices@situsamc.com
Principal Prepayment Detail	16		2 Embarcadero Center, 8th Floor | San Francisco, CA 94111 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	18		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	21	Trustee	U.S. Bank National Association
Modified Loan Detail	22		General Contact	(312) 332-7457
			190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Historical Liquidated Loan Detail	23
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61761DAA0	0.664000%	67,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61761DAB8	1.868000%	236,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61761DAC6	2.506000%	72,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61761DAD4	2.858000%	411,447,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
AS	61761DAE2	3.476000%	98,306,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	21.25%
B	61761DAF9	3.930000%	50,557,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	16.75%
C	61761DAH5	4.344550%	43,536,000.00	21,340,733.19	0.00	77,263.24	0.00	0.00	77,263.24	21,340,733.19	82.93%	12.88%
D	61761DAQ5	4.344550%	21,065,000.00	21,065,000.00	0.00	166,787.55	0.00	0.00	166,787.55	21,065,000.00	66.08%	11.00%
E	61761DAS1	4.344550%	40,727,000.00	40,727,000.00	0.00	0.00	0.00	0.00	0.00	40,727,000.00	33.49%	7.38%
F	61761DAU6	4.344550%	9,831,000.00	9,831,000.00	0.00	0.00	0.00	0.00	0.00	9,831,000.00	25.63%	6.50%
G	61761DAW2	4.344550%	19,661,000.00	19,661,000.00	0.00	0.00	0.00	0.00	0.00	19,661,000.00	9.90%	4.75%
H	61761DAY8	4.344550%	12,639,000.00	12,375,266.81	0.00	0.00	0.00	0.00	0.00	12,375,266.81	0.00%	3.63%
J	61761DBA9	4.344550%	40,727,393.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61761DBC5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,123,496,394.00	125,000,000.00	0.00	244,050.79	0.00	0.00	244,050.79	125,000,000.00

X-A	61761DAJ1	4.344550%	884,753,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	61761DAL6	0.000000%	94,093,000.00	21,340,733.19	0.00	0.00	0.00	0.00	0.00	21,340,733.19
X-C	61761DAN2	0.000000%	144,650,393.00	103,659,266.81	0.00	0.00	0.00	0.00	0.00	103,659,266.81
Notional SubTotal			1,123,496,393.00	125,000,000.00	0.00	0.00	0.00	0.00	0.00	125,000,000.00

Deal Distribution Total					0.00	244,050.79	0.00	0.00	244,050.79

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PST. For details on the current status and

	payments of Class PST, see page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61761DAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61761DAB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61761DAC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61761DAD4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
AS	61761DAE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	61761DAF9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	61761DAH5	490.18589650	0.00000000	1.77469772	0.00000000	0.00000000	0.00000000	0.00000000	1.77469772	490.18589650
D	61761DAQ5	1,000.00000000	0.00000000	7.91775694	(4.29729836)	72.53636648	0.00000000	0.00000000	7.91775694	1,000.00000000
E	61761DAS1	1,000.00000000	0.00000000	0.00000000	3.62045842	91.81655094	0.00000000	0.00000000	0.00000000	1,000.00000000
F	61761DAU6	1,000.00000000	0.00000000	0.00000000	3.62045875	91.81655376	0.00000000	0.00000000	0.00000000	1,000.00000000
G	61761DAW2	1,000.00000000	0.00000000	0.00000000	3.62045827	96.51190733	0.00000000	0.00000000	0.00000000	1,000.00000000
H	61761DAY8	979.13338160	0.00000000	0.00000000	3.54491178	116.82887333	0.00000000	0.00000000	0.00000000	979.13338160
J	61761DBA9	0.00000000	0.00000000	0.00000000	0.00000000	63.13429637	0.00000000	0.00000000	0.00000000	0.00000000
R	61761DBC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61761DAJ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	61761DAL6	226.80468462	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	226.80468462
X-C	61761DAN2	716.61932374	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	716.61932374

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
AS	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	02/01/26 - 02/28/26	30	0.00	77,263.24	0.00	77,263.24	0.00	0.00	0.00	77,263.24	0.00
D	02/01/26 - 02/28/26	30	1,618,501.15	76,264.96	0.00	76,264.96	(90,522.59)	0.00	0.00	166,787.55	1,527,978.56
E	02/01/26 - 02/28/26	30	3,591,962.26	147,450.41	0.00	147,450.41	147,450.41	0.00	0.00	0.00	3,739,412.67
F	02/01/26 - 02/28/26	30	867,055.81	35,592.73	0.00	35,592.73	35,592.73	0.00	0.00	0.00	902,648.54
G	02/01/26 - 02/28/26	30	1,826,338.78	71,181.83	0.00	71,181.83	71,181.83	0.00	0.00	0.00	1,897,520.61
H	02/01/26 - 02/28/26	30	1,431,795.99	44,804.14	0.00	44,804.14	44,804.14	0.00	0.00	0.00	1,476,600.13
J	N/A	N/A	2,571,295.30	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2,571,295.30
Totals			11,906,949.29	452,557.31	0.00	452,557.31	208,506.52	0.00	0.00	244,050.79	12,115,455.81

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties		Losses		Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61761DAE2	N/A	98,306,000.00	0.00	0.00	0.00		0.00		0.00	0.00	0.00
AS (PST)	NA	N/A	98,306,000.00	0.00	0.00	0.00		0.00		0.00	0.00	0.00
B (Cert)	61761DAF9	N/A	50,557,000.00	0.00	0.00	0.00		0.00		0.00	0.00	0.00
B (PST)	NA	N/A	50,557,000.00	0.00	0.00	0.00		0.00		0.00	0.00	0.00
C (Cert)	61761DAH5	4.344550%	43,536,000.00	21,340,733.19	0.00	77,263.24		0.00		0.00	77,263.24	21,340,733.19
C (PST)	NA	N/A	43,536,000.00	0.00	0.00	0.00		0.00		0.00	0.00	0.00
Regular Interest Total			384,798,000.00	21,340,733.19	0.00	77,263.24		0.00		0.00	77,263.24	21,340,733.19

Exchangeable Certificate Details
PST	61761DAG7	N/A	192,399,000.00	0.00	0.00	0.00		0.00		0.00	0.00	0.00
Exchangeable Certificates Total			192,399,000.00	0.00	0.00	0.00		0.00		0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 26

	Additional Information
Total Available Distribution Amount (1)	244,050.79
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	424,861.12	Master Servicing Fee	1,944.44
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	364.58
Interest Adjustments	(312,861.12)	Trustee Fee	43.75
Deferred Interest	111,249.58	Trust Advisor Fee	121.53
ARD Interest	0.00	Insurer Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	30,170.48
Total Interest Collected	253,420.06
		Total Fees	2,474.31

Principal		Expenses/Reimbursements
Scheduled Principal	0.00	Reimbursement for Interest on Advances	2,646.34
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	4,248.62
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	0.00	Total Expenses/Reimbursements	6,894.96

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	244,050.79
Excess Liquidation Proceeds	0.00	Principal Distribution	0.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	244,050.79
Total Funds Collected	253,420.06	Total Funds Distributed	253,420.06

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	125,000,000.00	125,000,000.00	Beginning Certificate Balance	125,000,000.00
(-) Scheduled Principal Collections	0.00	0.00	(-) Principal Distributions	0.00
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	125,000,000.00	125,000,000.00	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	125,000,000.00	125,000,000.00	Ending Certificate Balance	125,000,000.00
Ending Actual Collateral Balance	125,000,000.00	125,000,000.00

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.34%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
10,000,000 or less	1	10,000,000.00	8.00%	(42)	4.3700	1.951442	1.10 or less	1	75,000,000.00	60.00%	(42)	4.3700	0.235000
10,000,001 to 20,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.11-1.30	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31-1.40	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 40,000,000	1	40,000,000.00	32.00%	(42)	4.3700	1.951442	1.41-1.50	0	0.00	0.00%	0	0.0000	0.000000
40,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51-1.60	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 60,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61-1.70	0	0.00	0.00%	0	0.0000	0.000000
60,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71-1.80	0	0.00	0.00%	0	0.0000	0.000000
70,000,001 to 80,000,000	1	75,000,000.00	60.00%	(42)	4.3700	0.235000	1.81-1.90	0	0.00	0.00%	0	0.0000	0.000000
80,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.91-2.00	2	50,000,000.00	40.00%	(42)	4.3700	1.951442
Totals	3	125,000,000.00	100.00%	(42)	4.3700	0.921577	2.01-2.10	0	0.00	0.00%	0	0.0000	0.000000
							2.11-2.20	0	0.00	0.00%	0	0.0000	0.000000
							2.21 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	3	125,000,000.00	100.00%	(42)	4.3700	0.921577
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

New York	1	75,000,000.00	60.00%	(42)	4.3700	0.235000
							Retail	1	75,000,000.00	60.00%	(42)	4.3700	0.235000
Totals	1	125,000,000.00	100.00%	(42)	4.3700	0.921577
							Totals	1	125,000,000.00	100.00%	(42)	4.3700	0.921577

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.500% or less	3	125,000,000.00	100.00%	(42)	4.3700	0.921577	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	0	0.00	0.00%	0	0.0000	0.000000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	0	0.00	0.00%	0	0.0000	0.000000	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	3	125,000,000.00	100.00%	(42)	4.3700	0.921577	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	3	125,000,000.00	100.00%	(42)	4.3700	0.921577
								Totals	3	125,000,000.00	100.00%	(42)	4.3700	0.921577
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	3	125,000,000.00	100.00%	(42)	4.3700	0.921577	Interest Only	3	125,000,000.00	100.00%	(42)	4.3700	0.921577
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	3	125,000,000.00	100.00%	(42)	4.3700	0.921577	301-350 months	0	0.00	0.00%	0	0.0000	0.000000
								350 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	3	125,000,000.00	100.00%	(42)	4.3700	0.921577
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		2	50,000,000.00	40.00%	(42)	4.3700	1.951442			No outstanding loans in this group
	12 months or less	1	75,000,000.00	60.00%	(42)	4.3700	0.235000
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	3	125,000,000.00	100.00%	(42)	4.3700	0.921577
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 26

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	1238584	RT	New York	NY	Actual/360	4.370%	112,000.00	0.00	0.00	N/A	09/06/22	03/01/30	75,000,000.00	75,000,000.00	02/06/26
1B1	204870001				Actual/360	4.370%	0.00	0.00	0.00	N/A	09/06/22	03/01/30	10,000,000.00	10,000,000.00	02/01/30
1B2	204870002				Actual/360	4.370%	0.00	0.00	0.00	N/A	09/06/22	03/01/30	40,000,000.00	40,000,000.00	02/01/30
Totals							112,000.00	0.00	0.00				125,000,000.00	125,000,000.00
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1,305,650.88	1,074,108.41	01/01/25	09/30/25	--	0.00	615,519.77	110,833.33	110,833.33	0.00	0.00
1B1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	1,305,650.88	1,074,108.41				0.00	615,519.77	110,833.33	110,833.33	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments				Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff		Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount		Coupon	Remit	WAM¹
Date
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	4.370000%	4.344550%	(42)
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	4.370000%	4.344550%	(41)
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	4.370000%	4.344550%	(40)
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	4.370000%	4.344550%	(39)
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	4.370000%	4.344550%	(38)
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	4.370000%	4.344550%	(37)
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	4.370000%	4.194550%	(36)
08/15/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	4.370000%	4.194550%	(35)
07/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	4.370000%	4.194550%	(34)
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	50,000,000.00	0	0.00	0		0.00	4.370000%	4.194550%	(33)
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	125,000,000.00	0	0.00	0		0.00	4.370000%	4.094550%	(32)
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	4.370000%	4.094550%	(31)
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																			Page 17 of 26

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	1238584	02/06/26	0	B	110,833.33	110,833.33	16,947.71	75,000,000.00
Totals					110,833.33	110,833.33	16,947.71	75,000,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		125,000,000	125,000,000		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-26	125,000,000	125,000,000	0	0	0	0
Feb-26	125,000,000	125,000,000	0	0	0	0
Jan-26	125,000,000	125,000,000	0	0	0	0
Dec-25	125,000,000	125,000,000	0	0	0	0
Nov-25	125,000,000	125,000,000	0	0	0	0
Oct-25	125,000,000	125,000,000	0	0	0	0
Sep-25	125,000,000	125,000,000	0	0	0	0
Aug-25	125,000,000	125,000,000	0	0	0	0
Jul-25	125,000,000	125,000,000	0	0	0	0
Jun-25	125,000,000	125,000,000	0	0	0	0
May-25	125,000,000	0	0	0	125,000,000	0
Apr-25	125,000,000	0	0	0	125,000,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 26

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

					Modified Loan Detail
		Pre-Modification			Post-Modification				Modification	Modification
							Modification	Modification Booking	Closing	Effective
		Balance		Rate	Balance	Rate
Pros ID	Loan Number						Code¹	Date	Date	Date
1	1238584		0.00	4.37000%	0.00	4.37000%	8	05/02/25	05/02/25	--
1B1	204870001		0.00	4.66000%	0.00	4.37000%		05/02/25	05/02/25	06/11/25
1B2	204870002		0.00	4.66000%	0.00	4.37000%		05/02/25	05/02/25	06/11/25
5	487100005		0.00	4.40000%	0.00	4.40000%	8	06/29/20	05/01/20	06/29/20
28	487100003		0.00	4.66000%	0.00	4.66000%		09/11/23	07/01/23	07/28/23
28	487100003		0.00	4.66000%	0.00	4.66000%		07/28/23	07/01/23	09/11/23
Totals			0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 26

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
5	487100005	11/18/22	37,738,066.55	56,700,000.00	39,635,260.68	1,477,416.12	39,635,260.68	38,157,844.56	0.00	0.00	0.00	0.00	0.00%
13	487100013	01/18/24	20,524,282.92	10,400,000.00	2,855,341.58	2,855,341.58	2,855,341.58	0.00	20,524,282.92	0.00	83,418.50	20,440,864.42	81.76%
15	1238908	07/17/23	17,387,408.19	7,500,000.00	8,403,411.80	7,213,038.55	8,403,411.80	1,190,373.25	16,197,034.94	0.00	15,031.63	16,182,003.31	78.93%
16	1238909	10/17/16	17,256,823.56	26,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
28	487100003	01/17/25	7,168,640.37	23,300,000.00	8,081,503.13	912,862.76	8,081,503.13	7,168,640.37	0.00	0.00	0.00	0.00	0.00%
31	1239035	05/17/24	8,590,424.17	18,700,000.00	9,427,282.91	115,929.97	9,427,282.91	9,311,352.94	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			108,665,645.76	143,200,000.00	68,402,800.10	12,574,588.98	68,402,800.10	55,828,211.12	36,721,317.86	0.00	98,450.13	36,622,867.73

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	01/17/25	297,200.68	0.00	0.00	0.00	0.00	297,200.68	0.00	0.00	332,464.47
		12/17/24	35,263.79	0.00	0.00	0.00	0.00	35,263.79	0.00	0.00
5	487100005	11/18/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	487100013	10/18/24	0.00	0.00	20,440,864.42	0.00	(67,243.38)	0.00	0.00	0.00	19,893,404.44
		08/16/24	0.00	0.00	20,508,107.80	0.00	0.00	1,200.00	0.00	0.00
		04/17/24	0.00	0.00	20,506,907.80	0.00	0.00	(17,375.12)	0.00	0.00
		01/18/24	0.00	0.00	20,524,282.92	0.00	0.00	20,524,282.92	0.00	(614,703.36)
15	1238908	08/15/25	0.00	0.00	16,182,003.31	0.00	0.00	4,453.46	0.00	0.00	12,814,187.39
		02/18/25	0.00	0.00	16,177,549.85	0.00	0.00	(1,090.00)	0.00	0.00
		08/16/24	0.00	0.00	16,178,639.85	0.00	0.00	2,185.00	0.00	0.00
		05/17/24	0.00	0.00	16,176,454.85	0.00	0.00	91.10	0.00	0.00
		02/16/24	0.00	0.00	16,176,363.75	0.00	0.00	4,984.19	0.00	0.00
		11/17/23	0.00	0.00	16,171,379.56	0.00	0.00	(25,655.38)	0.00	0.00
		07/17/23	0.00	0.00	16,197,034.94	0.00	0.00	16,197,034.94	0.00	(3,367,815.92)
16	1238909	10/25/16	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	487100003	01/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	1239035	05/17/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(165.00)	(165.00)
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			332,464.47	0.00	36,622,867.73	0.00	(67,243.38)	37,022,575.58	0.00	(3,982,684.28)	33,039,891.30

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 26

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	142,916.67	(111,249.58)	0.00	0.00	2,549.17	0.00	0.00	0.00	2,646.34	0.00	0.00	0.00
1B1	33,988.89	0.00	0.00	0.00	339.89	0.00	0.00	0.00	0.00	0.00	0.00	0.00
1B2	135,955.56	0.00	0.00	0.00	1,359.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	312,861.12	(111,249.58)	0.00	0.00	4,248.62	0.00	0.00	0.00	2,646.34	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		208,506.50

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 26

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26